OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES Bond restrictions (Details) in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2014 CLP ($)	Dec. 31, 2013 CLP ($)	Sep. 26, 2013 USD ($)
Disclosure of detailed information about borrowings
Borrowings					$ 75,000,000
Other current financial liabilities		$ 64,800,570,000			67,981,405,000
Other non-current financial liabilities		721,570,587,000			675,767,201,000
Cash and cash equivalents		(141,263,880,000)	$ (129,160,939,000)		(136,242,116,000)	$ (79,514,434,000)
Other current financial assets		(60,152,627,000)			(14,138,161,000)
Other non-current financial assets		(80,180,880,000)			(74,259,085,000)
Equity.		842,170,027,000	851,534,300,000		813,233,349,000	$ 918,997,733,000
Liabilities		1,356,939,720,000	1,357,826,724,000		1,301,626,117,000
Consolidated financial income between January 1 and December 31, 2016	$ 11,194,375,000	9,661,692,000	10,118,375,000
Consolidated Ebitda between January 1 and December 31, 2016	$ (55,220,369,000)	$ (51,374,971,000)	$ (55,669,217,000)
Bonds USA
Disclosure of detailed information about borrowings
Notional amount					$ 575,000,000,000			$ 575
Nominal interest rate				5.00%	5.00%			5.00%
Borrowings							$ 200,000,000
CMF Registration N254 CMF 06.13.2001 Series B
Disclosure of detailed information about borrowings
Notional amount				3,700	$ 2,333,646,000
Nominal interest rate				6.50%	6.50%
Indebtedness level	0.84
Other current financial liabilities					$ 67,981,405,000
Other non-current financial liabilities					675,767,201,000
Other financial liabilities |				2,333,000
Other non-current financial assets					(61,898,833,000)
Equity.					813,233,349,000
Percentage threshold adjusted consolidated operating cash flow	$ 40
Consolidated assets to unsecured consolidated liabilities ratio	1.62
Consolidated assets free of collateral, mortgages or other liens					2,064,208,143,000
Other current and non-current financial assets (hedge derivatives)					(61,898,833,000)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)					2,002,309,310,000
Liabilities					1,301,626,118,000
Unsecured Consolidated Liabilities Payable (adjusted)					1,239,727,285,000
CMF Registration N254 CMF 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Notional amount |				4,000
Indebtedness level	1.20
Consolidated assets to unsecured consolidated liabilities ratio	1.30
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Notional amount				1,500	$ 1,500,000,000
Nominal interest rate				4.00%	4.00%
Borrowings |				1,500
Net financial debt ratio	1.5
CMF Registration N640 CMF 08232010 Series A and CMF Registration N641 08232010 Series C and CMF Registration N759 08202013 Series C
Disclosure of detailed information about borrowings
Other current financial liabilities					$ 67,981,405,000
Other non-current financial liabilities					675,767,201,000
Cash and cash equivalents					(136,242,116,000)
Other current financial assets					(14,138,161,000)
Other non-current financial assets					(61,898,833,000)
Equity.					813,233,349,000
Consolidated assets to unsecured consolidated liabilities ratio	1.62
Consolidated assets free of collateral, mortgages or other liens					2,064,208,143,000
Other current and non-current financial assets (hedge derivatives)					(61,898,833,000)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)					2,002,309,310,000
Liabilities					1,301,626,118,000
Unsecured Consolidated Liabilities Payable (adjusted)					1,239,727,285,000
Net financial debt ratio	0.65
Net Financial Coverage	7.30
Number of consecutive quarters | item	2
Consolidated Ebitda between January 1 and December 31, 2016	$ 321,188,879,000
Consolidated financial income between January 1 and December 31, 2016	11,194,375,000
Consolidated Ebitda between January 1 and December 31, 2016	$ (55,220,369,000)
CMF Registration N640 CMF 08232010 Series A and CMF Registration N641 08232010 Series C and CMF Registration N759 08202013 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.30
Net Financial Coverage	3
CMF Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Notional amount				1,000	$ 750,000,000
Nominal interest rate				3.50%	3.50%
Borrowings |				750
CMF Registration N759 08.20.2013 Series C | Maximum
Disclosure of detailed information about borrowings
Notional amount |				3,000
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Notional amount |				8,000
CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Notional amount				4,000	$ 4,000,000,000
Nominal interest rate				3.80%	3.80%
Borrowings |				7,000
CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Notional amount				3,000	$ 3,000,000,000
Nominal interest rate				3.75%	3.75%
CMF Registration N759 08202013 Series C and CMF Registration N759 08202013 Series C and CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Indebtedness level	0.65
Other current financial liabilities					$ 67,981,405,000
Other non-current financial liabilities					675,767,201,000
Cash and cash equivalents					(136,242,116,000)
Other current financial assets					(14,138,161,000)
Other non-current financial assets					(61,898,833,000)
Equity.					813,233,349,000
Percentage threshold adjusted consolidated operating cash flow	$ 40
Consolidated assets to unsecured consolidated liabilities ratio	1.62
Consolidated assets free of collateral, mortgages or other liens					2,064,208,143,000
Other current and non-current financial assets (hedge derivatives)					(61,898,833,000)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)					2,002,309,310,000
Liabilities					1,301,626,118,000
Unsecured Consolidated Liabilities Payable (adjusted)					$ 1,239,727,285,000
CMF Registration N759 08202013 Series C and CMF Registration N759 08202013 Series C and CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.20
Consolidated assets to unsecured consolidated liabilities ratio	1.30